OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2020
OTHER NON-CURRENT LIABILITIES [Abstract]
Other Non-Current Liabilities
	Note	June 30, 2020	June 30, 2019
		(US$’000)
Defined benefit scheme	14.1	677	356
Warrant liability	28	3,889	751
Phantom stock plan	19.2	411	441
Other	14.2	2,081	59
		7,058	1,607

Principal Assumptions used for Purposes of Actuarial Valuations	The principal assumptions used for the purposes of the actuarial valuations are as follows:
	June 30, 2020	June 30, 2019
	%	%
Discount rates	3.98%	5.93%
Expected rate of salary increase	2.00%	3.00%

Amounts Recognized in Statement of Profit or Loss and Other Comprehensive Income in Respect of Defined Benefit Scheme
Amounts recognized in the consolidated statement of profit or loss and other comprehensive income in respect of defined benefit scheme are as follows:

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Current service cost	100	107	274
Interest on obligation	21	22	36
Total	121	129	310

Amount Included in Statement of Financial Position in Other Non-Current Liabilities Arising from Defined Benefit
The amount included in the statement of financial position in other non-current liabilities arising from defined benefit obligations is as follows:

	June 30, 2020	June 30, 2019
	(US$’000)
Present value of unfunded defined benefit obligation	677	356
Net liability arising from defined benefit obligation	677	356

Movement in Present Value of Defined Benefit Obligation
The movement in the present value of the defined benefit obligation in the current year is as follows:

	June 30, 2020	June 30, 2019
	(US$’000)
Present value of defined benefit obligation at the beginning of the year	356	314
Foreign exchange movements	16	22
Current service cost	100	107
Interest cost	21	22
Actuarial gains	184	(109)
Present value of defined benefit obligation at the end of the year	677	356